Note Receivable	9 Months Ended
Sep. 30, 2011
Note Receivable [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(3)	Note Receivable

On August 29, 2011, the Company entered into a secured note receivable agreement with a non-related party in the amount of $14,087,748 (RMB90,000,000).  The note carries an annual interest rate of 9%.  This note expires on November 28, 2011 and is secured by the debtor’s land use right, certain tangible assets and all the business operation rights.